                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment           [ ]; Amendment Number: ____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Assets Investment Management, LLC
Address: 11455 El Camino Real
         Suite 363
         San Diego, CA 92130

Form 13F File Number: 028-12131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ernest S. Rady
Title: Chief Investment Officer
Phone: 858-350-2600

Signature, Place, and Date of Signing:


         /s/ Ernest S. Rady             San Diego, CA       2/12/2009
-------------------------------------   -------------   -----------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number   Name
---------------------   -----------------------------
028-11688               Insurance Company of the West

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           28

Form 13F Information Table Value Total:      $35,758
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number   Name
---   ---------------------   -----------------------------
1     028-11688               Insurance Company of the West

                           Form 13-F Information Table
                            as of December 31, 2008

                                                                                                                 VOTING AUTHORITY
                                       TITLE OF             VALUE   SHARES/                  INVSTMT   OTHER  ---------------------
        NAME OF ISSUER                   CLASS    CUSIP   (X$1000)  PRN AMT  SH/PRN PUT/CALL DSCRETN MANAGERS    SOLE   SHARED NONE
-----------------------------          -------- --------- -------- --------- ------ -------- ------- -------- --------- ------ ----
AMBAC FINANCIAL GROUP INC              com      023139108       37    28,300 SH              sole                28,300
AMERICAN EXPRESS COMPANY               com      025816109      427    23,000 SH              sole                23,000
ANARDARKO PETROLEUM CORP               com      032511107    1,253    32,500 SH              sole                32,500
BANK OF AMERICA CORP                   com      060505104    1,056    75,000 SH              sole                75,000
BP P L C SPONSORED ADR (FRM BP AMOCO
   PLC)                                com      055622104    4,160    89,000 SH              sole                89,000
CAPITAL ONE FINANCIAL CORP             com      14040h105    1,196    37,500 SH              sole                37,500
CARDINAL HEALTH INC                    com      14149y108      965    28,000 SH              sole                28,000
CATERPILLAR INC                        com      149123101    1,027    23,000 SH              sole                23,000
CHESAPEAKE ENERGY CORP                 com      165167107      760    47,000 SH              sole                47,000
CHEVRON CORPORATION                    com      166764100    3,699    50,000 SH              sole                50,000
CINCINNATI FINANCIAL CORP              com      172062101      669    23,000 SH              sole                23,000
CIT GROUP INC NEW                      com      125581108      104    23,000 SH              sole                23,000
CIT GROUP INC.                         com      172967101      322    48,000 SH              sole                48,000
CONOCOPHILLIPS                         com      20825c104    3,522    68,000 SH              sole                68,000
ELI LILLY & CO                         com      532457108    1,329    33,000 SH              sole                33,000
FIDELITY NATIONAL FINANCIAL INC        com      316326107      408    23,000 SH              sole                23,000
FIDELITY NATIONAL INFORMATION SERVICES com      31620m106      146     9.000 SH              sole                 9,000
GENERAL ELECTRIC CO                    com      369604103    1,782   110,000 SH              sole               110,000
HARTFORD FINANCIAL SERVICES GROUP INC  com      416515104      542    33,000 SH              sole                33,000
ISTAR FINL INC                         com      45031u101       51    23,000 SH              sole                23,000
LOWES COMPANIES INC                    com      548661107      127     5,900 SH              sole                 5,900
MACERICH CO                            com      554382101      182    10,000 SH              sole                10,000
MORGAN STANLEY                         com      617446448      754    47,000 SH              sole                47,000
OVERSEAS SHIPHOLDING GROUP INC         com      690368105    2,569    61,000 SH              sole                61,000
PHILIP MORRIS INTERNATIONAL INC.       com      718172109    5,134   118,000 SH              sole               118,000
ROYAL DUTCH SHELL PLC SPONSORED ADR
   REPSTG                              adr      780259206    1,720    32,500 SH              sole                32,500
WYETH COM                              com      983024100    1,182    31,500 SH              sole                31,500
XTO ENERGY INC                         com      98385X106      635    18,000 SH              sole                18,000

TOTAL                                  28                   35,758 1,150,200                                  1,150,200